October 2, 1995

Ariel Investment Trust
c/o Sunstone Financial Group, Inc.
207 East Buffalo Street
Suite 400
Milwaukee, WI  53202

Re:Investment Company Act Rule 24f-2 Notice for Fiscal Year ended
   September 30, 1995 for Ariel Growth Fund, d/b/a/ Ariel Investment Trust

Dear Sir or Madam:

We have examined such documents and records as we deem necessary to render this opinion, including your Declaration of Trust.

From such examination, we are of the opinion that Ariel Growth Fund, d/b/a/ Ariel Investment Trust was authorized to issue its shares of beneficial interest sold throughout the period covered by the Notice.

On the basis of our examination of all relevant documents, in our opinion, the shares of beneficial interest sold in the one-year period ended September 30, 1995, were part of your authorized, but unissued, shares of beneficial interest which, when sold, were legally issued and, when issued and fully paid for in accordance with the terms of their offerings, constituted fully paid and non-assessable shares of beneficial interest.

We hereby consent to use this opinion as an exhibit to the above-referenced Notice.

Very truly yours,

D' ANCONA & PFLAUM



By:   /s/ Sheldon R. Stein
   ---------------------------

     Sheldon R. Stein, Partner



                       SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.


                               RULE 24f-2 NOTICE

                                      FOR

                               ARIEL GROWTH FUND
                               -----------------

                              (Name of Registrant)

                      307 North Michigan Avenue, Suite 500
                               Chicago, IL  60601
                               ------------------

                    (Address of Principal Executive Offices)


      Series A Ariel Growth Fund, No Par Value
      Series B Ariel Appreciation Fund, No Par Value

                                File No. 33-7699


      The following information is required pursuant to Rule 24f-2(b)(1):

           (i)   Fiscal year for which Notice is filed:

                 October 1, 1994 to September 30, 1995


           (ii) Number or amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remain unsold at the beginning of such fiscal year:

                 None


           (iii) Number or amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2:

                 None






           (iv)  Amount of securities sold during such fiscal year*:

                 Series A     Ariel Growth Fund      $191,400,263
                 Series B     Ariel Appreciation Fund 239,579,765
                                                      -----------

                              Total for the Series   $430,980,028
                                                      ===========



           (v) Number and amount of securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2*:

     Title                           No. of Shares     Purchase Price
     -----                           -------------     --------------


     Series A Ariel Growth Fund      6,811,402         $191,400,263
     Series B Ariel Appreciation Fund11,384,217        239,579,765
                                     ----------        -----------

                                     18,195,619        $430,980,028
                                     ==========         ===========

           Enclosed herein is an opinion of counsel to the effect that the above shares sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2 were, when issued for payment as described in the Registrant's prospectuses pertaining to such shares, legally issued, fully paid and nonassessable by the Registrant.

     Dated:  November 3, 1995

                                Ariel Growth Fund


                                By:  /s/ Edward Singleton
                                    -----------------------

                                   Edward Singleton
                                   Treasurer and Assistant Secretary

     *  Excludes shares issued upon reinvestment of dividends.

(1)The actual aggregate sales price for which Ariel Growth Fund shares were sold was $430,980,028. During the fiscal year ended September 30, 1995, the actual aggregate redemption price of securities of the series redeemed by the Registrant was $510,935,942. No portion of such aggregate redemption price has been applied by the Registration pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c), the registration fee with respect to the shares of Ariel Growth Fund sold during the fiscal year is zero as redemptions exceeded securities sold.